Deferred income taxes and tax credit (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Schedule Of Detailed Information On Deferred Income Taxes	The components of Deferred income tax as of December 31, 2021 are as follows:

(in KUSD)	As of December 31, 2021
U.S. Federal R&D credits	21,213
U.S. State R&D credits	3,843
Other items	993
Total	26,049

Disclosure Of Federal And State Deferred Tax Assets Related To Research And Development Tax Credit
U.S. federal and state R&D credits associated with recognized deferred tax assets are scheduled to expire in future years through 2041 as follows:

(in KUSD)	December 31, 2021	December 31, 2020
2036	61	1,059
2037	—	2,569
2038	—	7,117
2039	5,552	7,026
2040	8,429	8,484
2041	7,232	—
Total	21,274	26,255

Schedule of unrecognized temporary differences, unused tax losses and unused tax credits	nused tax losses, unrecognized temporary differences and unused tax creditsDeductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

(in KUSD)	December 31, 2021	December 31, 2020
Tax losses	818,946	613,206
Unused U.S. State R&D tax credits	907	26,255
Deductible (taxable) temporary differences	(40,380)	(50,465)
Total	779,473	588,996

Schedule of years of exipry for tax losses and tax credits to be carried forward
Tax losses not recognized and to be carried forward (in KUSD):

Years of expiry	December 31, 2021	December 31, 2020
2021	—	19,889
2022	31,128	31,128
2023	38,441	38,441
2024	92,012	92,012
2025	121,866	121,866
2026	118,943	118,943
Beyond 2027	416,556	190,927
	818,946	613,206
As described above, Deferred income tax assets from U.S. R&D tax credit carryforwards are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. On this basis, the Group has not recognized deferred tax assets related to the following state tax credits carryforwards:

(In KUSD)
Years of expiry	December 31, 2021
2038	352
2039	275
2040	280
907